Inventory (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Inventory Disclosure [Abstract]
Inventory
	September 30, 2017	June 30, 2017
Finished inventory	$186,587	$216,711
Raw materials and packaging	8,776	7,984
Total	$195,363	$224,695

	June 30, 2017	June 30, 2016
Finished inventory	$216,711	$290,368
Raw materials and packaging	7,984	—
Total	$224,695	$290,368